Borrowings - Additional Information (Details) - USD ($)	10 Months Ended
	Nov. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure
FHLB advances maximum amount available		$ 3,000,000,000.0	$ 3,000,000,000.0
Federal Home Loan Bank Advances And Letters Of Credit Amount Used		600,000,000	500,000,000
Assets sold under agreements to repurchase		91,603,000	121,303,000
Other short-term borrowings		75,000,000	0
Popular Capital Trust I | Trust preferred securities redemption
Debt Disclosure
Capital securities			181,063,000
Common securities			$ 5,601,000
Note payable, interest rate			6.70%
Popular Capital Trust I | Trust preferred securities redemption | 6.70% Cumulative Monthly Income Trust Preferred Securities
Debt Disclosure
Capital securities	$ 181,000,000
Common securities	6,000,000
Cumulative monthly income trust preferred securities outstanding	$ 187,000,000
Trust Preferred Securities Redemption Price Per Share	$ 25
Accrued and unpaid distrubtion per share	0.139583
Trust Preferred Securities Liquidation Price Per Share	25
Dividends perferred stock per share	$ 25.139583
Note payable, interest rate	6.70%
Preferred securities redemption date	Nov. 01, 2021
Advances with FRB
Debt Disclosure
Line Of Credit Facility Current Borrowing Capacity		1,300,000,000	$ 1,400,000,000
Federal Home Loan Bank
Debt Disclosure
Line Of Credit Facility Capacity Available For Specific Purpose Other Than For Trade Purchases		1,200,000,000	$ 900,000,000
Other short-term borrowings		$ 75,000,000